Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Legal and professional fees	$ 4,343,626	$ 1,913,373
Insurance	92,103	528,861
Other operating costs	503,396	267,883
Operating cost-related party	120,000	120,000
Loss from operations	(5,059,125)	(2,830,117)
Other income (expense):
Change in fair value of warrants liabilities	(317,376)	13,179,936
Interest and investment income on marketable securities and cash held in Trust Account	1,950,267	3,984,431
Recovery of deferred offering costs allocated to warrants	425,040
Total other income, net	2,057,931	17,164,367
Net (loss) income	$ (3,001,194)	$ 14,334,250
Redeemable Class A Ordinary Shares
Other income (expense):
Basic weighted average shares outstanding (in Shares)	3,821,284	27,600,000
Basic net (loss) income per share (in Dollars per share)	$ (1.32)	$ 0.44
Non-Redeemable Class A and Class B Ordinary Shares
Other income (expense):
Basic weighted average shares outstanding (in Shares)	6,900,000	6,900,000
Basic net (loss) income per share (in Dollars per share)	$ 0.29	$ 0.3